Intangible assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets, net [Abstract]
Goodwill	₩ 3,903,518	₩ 3,901,260	₩ 3,873,060
Software	102,393	83,829	94,261
Development cost	82,536	75,322	56,563
Other	231,687	212,910	202,628
Intangible assets, net	₩ 4,320,134	₩ 4,273,321	₩ 4,226,512